COLT 2024-3 Mortgage Loan Trust ABS-15G

Exhibit 99.13

Exception Detail
Run Date - 05/16/2024 11:38:42 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350107134	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Documents Expired		Statements used for asset qualification > 75 days old at time of closing.	received			04/04/2024			A	1	XXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107098	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - IRS Transcripts required		1040 2021 transcripts required	Transcripts not required for XXXX. TWN provided.		Reviewer 03/27/2024 12:48 PM; Documents received did not include 2021 tax transcript forXXXX Client 03/27/2024 03:47 PM; Work number verification in file for XXXX. Thank you. Reviewer 03/27/2024 04:01 PM; Condition has been reviewed. Thank you	03/27/2024			A	1	XXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107132	XXXX	XXXX	XXXX	Credit	Closing Package	Closing Package -	If loan closes in an LLC - File must contain a "Guarantor Agreement" - Guarantor Agreement must be signed by the same person(s) whose income and assets were used to qualify for the loan. Personal Guaranty must be notarized	Guaranty is not notarized	Client 04/01/2024 05:30 PM; Hi, XXXX does not require the guaranty to be notarized, it is not a regulatory violation. I have uploaded the signed guaranty. Thanks.

 Reviewer 04/01/2024 07:15 PM;

 Reviewer 04/02/2024 11:44 AM; The bottom of page 8 reflects this document must be notarized.

 Reviewer 04/02/2024 11:46 AM; Hi,&#x0D;
The bottom of page 8 of the Personal Guaranty reflects this document must be notarized.&#x0D;
Thanks, XXXX

 Client 04/02/2024 11:48 AM; Hi, please escalate. This is not a regulatory violation. This has come up previously in the past. Thanks.

 Reviewer 04/02/2024 11:48 AM;

 Reviewer 04/02/2024 03:24 PM; Escalation has been assigned for Further Review

 Reviewer 04/03/2024 12:26 PM; Hi&#x0D;
The document itself also specifies that the signatures be notarized.  Need notarized copy, in the past these had always been notarized, what changed?&#x0D;
&#x0D;
Thanks&#x0D;
XXXX

 Client 04/03/2024 12:28 PM; The document has not been notarized in the past as we do not require it. Per our legal team, the notarization is not required for the validity or enforceability of the guaranty. Thanks.

 Reviewer 04/03/2024 12:35 PM;

 Reviewer 04/04/2024 11:15 AM; You are correct it does not make it unenforceable, but industry standard and best practices recommend notarization of personal guaranty to avoid any litigation in the future.  This has been cleared with an exception and will grade a B.&#x0D;
&#x0D;
Thanks&#x0D;
XXXX

																		04/04/2024	B	2	XXXX	AL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107106	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline- Max payment shock is 3% Deviation Request->3%		Compensating Factors- Mid fico 684 and 645, credit depth of 7 years and high residual income.				03/28/2024	B	2	XXXX	OR	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107106	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Minimum credit score required for asset qualifier is 720 Deviation Request-684 fico exception		Compensating Factors- Mid fico 684 and 645, credit depth of 7 years and high residual income.				03/28/2024	B	2	XXXX	OR	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107146	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Max LTV 70% with FICO less than 720		Compensating Factors: Stable residence; good mortgage history 5 years; Good residual income (base pay only).				04/09/2024	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107133	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Asset qualifier minimum fico 700 Deviation Request-fico 674		Compensating Factors- excellent collateral, well maintained & updated, strong income, residual $13k, good credit and all trades paid as agreed.				04/03/2024	B	2	XXXX	TX	1	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum square feet 600.		Compensating factors: Good time on job, LTV 60%, Good collateral, mortgages paid AA.				04/11/2024	B	2	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Verification of HOA dues for XXXX (2 properties) missing from file.	received			04/20/2024			A	1	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Per the divorce decree, subject property was awarded to ex spouse. Provide update documenting subject property has been awarded to Borrower.	received			04/20/2024			A	1	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Verification ex spouse has been paid in full is missing from the file. Per the divorce decree, the ex spouse is awarded $XXXX. Per LOE, funds from refi are to pay ex spouse. The funds were not distributed to the ex spouse on closing disclosure. Funds disbursed at closing to Borrower $XXXX	Sr. Mangement approved to proceed without evidence of payment to ex-spouse.			04/22/2024			A	1	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Borrower short funds to close and reserves. Proceeds were to pay ex spouse. Borrower owes $XXXX to ex spouse. Funds required to close $XXXX + reserves $XXXX = XXXX.81. Verified funds $XXXX = short $XXXX.	Borrower received $XXXX cash-out. Verified funds $XXXX. Reserves met.		Client 04/18/2024 05:17 PM; Borrower receiving cash out of $XXXX. Thanks. Reviewer 04/19/2024 06:38 AM; Condition has been reviewed. Thank you	04/19/2024			A	1	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Min 12 month VOM for XXXX ( loan for XXXX) missing from file.	Transaction history provided.			04/19/2024			A	1	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum FICO for Condotel Cash out is 740.		Exception approval received/ comp Factors - Good job time LTV 60%, MTG paid AA				04/20/2024	B	2	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Senior Management approval required for condo hotel 100% cash in hand per guidelines.		Exception approval received/ comp Factors - Good job time LTV 60%, MTG paid AA				04/20/2024	B	2	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107142	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		CPA Verify missing	received			04/20/2024			A	1	XXXX	UT	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107141	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Senior Management approved at 80% LTV and > $XXXX loan amount for active CCC plan.		Greater than 6 months reserves, DTI less than 45%, mortgages paid as agreed, and all three borrowers have been employed greater than 2 years in the same job/profession.				04/03/2024	B	2	XXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107141	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Senior Management approved at 80% LTV and > $XXXX loan amount for active CCC plan.		Greater than 6 months reserves, DTI less than 45%, mortgages paid as agreed, and all three borrowers have been employed greater than 2 years in the same job/profession.				04/03/2024	B	2	XXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107121	XXXX	XXXX	XXXX	Compliance	Sales Contract		Sales Contract - Compliance \ Sales Contract missing		File is missing images of the Sales Contract.			Client 04/08/2024 12:37 PM; Hi, this is a for sale by owner transaction, the documents regarding the terms of the sale has been uploaded. Thanks. Reviewer 04/08/2024 12:50 PM; Reviewer 04/08/2024 02:04 PM; Hello&#x0D; This has been cleared.&#x0D; &#x0D; Thanks&#x0D; XXXX	04/08/2024			A	1	XXXX	NM	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107121	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			04/19/2024			A	1	XXXX	NM	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107121	XXXX	XXXX	XXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	10% tolerance violation for Increase in title fees above the allowable limit. Total tolerance violation of $XXXX. A refund in the amount of $XXXX along with Post CD, lox to borrower, copy of refund check and proof of delivery required within 60 days from consummation.	Information provided	Reviewer 04/09/2024 04:01 PM; coc uploaded does not give valid reason for increase in settlement fee. 10% tolerance violation for Increase in title fees above the allowable limit. Total tolerance violation of $XXXX. A refund in the amount of $XXXX along with Post CD, lox to borrower, copy of refund check and proof of delivery required within 60 days from consummation.

 Client 04/10/2024 03:23 PM; Agree with refund; however, we will be issuing a refund of $XXXX based on the CFPB’s Official Interpretation “Aggregate increase limited to ten percent. Under § 1026.19(e)(3)(ii)(A), whether an individual estimated charge subject to § 1026.19(e)(3)(ii) is in good faith depends on whether the sum of all charges subject to § 1026.19(e)(3)(ii) increases by more than 10 percent, regardless of whether a particular charge increases by more than 10 percent.” The initial LE

 Reviewer 04/10/2024 03:56 PM;

 Reviewer 04/11/2024 10:53 AM; Hello&#x0D;
The baseline you mentioned is incorrect.  The baseline is $XXXX (you can not include the $XXXX or $XXXX in the baseline as it was not charged on the CD). &#x0D;
&#x0D;
Thanks&#x0D;
XXXX

 Client 04/17/2024 05:37 PM; We respectfully disagree with the refund owed to the borrower. We are under the 10% tolerance threshold per the below calculation. We will be issuing a PCCD to reflect correct charges from the final settlement statement (attached).&#x0D;
1.Lender’s Policy    $  XXXX&#x0D;
2.Closing Fee           $XXXX&#x0D;
3.eRec Feel               $      XXXX&#x0D;
4.Recording Fee      $    XXXX&#x0D;
5.Total:                     $XXXX &lt; $XXXX baseline = no refund &#x0D;

 Reviewer 04/18/2024 06:51 AM;

 Reviewer 04/18/2024 11:35 AM; Hello&#x0D;
Thank you for the breakdown. I'm unable to update testing or clear the deficiency until the PCCD with the corrected fee amounts is uploaded.  Once its uploaded I can update the fees and rerun the test.&#x0D;
&#x0D;
Thanks&#x0D;
															XXXX	04/19/2024			A	1	XXXX	NM	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107129	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			04/01/2024			A	1	XXXX	FL	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107129	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Need the initial CD and proof it was rec'd by the borrower at least days prior to closing date of XXXX	Information provided		Reviewer 03/29/2024 01:16 PM; Need evidence borrower received XXXX CD 3 days prior to closing	04/01/2024			A	1	XXXX	FL	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107138	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Foreign National Credit requires 3 open trades and a 2 year history of no late payments.		Compensating Factors: 18 years of consumer credit and mortgage history; Have lived at primary for 10 years; Experienced investors; Lower LTV reduces risk.				03/29/2024	B	2	XXXX	GA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107138	XXXX	XXXX	XXXX	Credit	UW Qualifications	UW Qualifications - UW – Exception needed	DSCR > 1.0x for Foreign National loan program. DSCR at 0.98 due to city taxes were not included in PITI calculation.	Exception approval received for DSCR .98/ Compensating factors - 18 years consumer credit and mortgage history, lived at primary for 10 years, 20 years on job, experienced investor/ LTV 58%, reserves $XXXX	Client 04/01/2024 06:42 PM; Please confirm where you are finding this information. City taxes and not typical in Georgia. Properties are taxed by county and they will not be reassessed until the next year tax notice. Thanks.

 Reviewer 04/02/2024 06:57 AM; Tax Record Information County Tax $XXXX City of XXXX $XXXX=$XXXX/12=$XXXX. PITIA $XXXX Rent $XXXX=0.98%

 Reviewer 04/02/2024 06:57 AM; Tax Record Information County Tax $XXXX City of XXXX $XXXX=$XXXX/12=$XXXX. PITIA $XXXX Rent $XXXX=0.98% Thank you

 Client 04/02/2024 11:01 AM; Please confirm where you are seeing the City of XXXX tax for $XXXX for our UW review. Thank you.

 Reviewer 04/02/2024 11:30 AM; Tax Record Information Sheet City Tax taxes paid thru date XXXX Next amount due $XXXX. Thank you

																		04/02/2024	B	2	XXXX	GA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107099	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum Loan amount $XXXX		Comp factors: Stable borrower with 9 year employment, strong credit history and collateral.				04/02/2024	B	2	XXXX	SC	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107099	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Condotel requires minimum 600 sq ft.		Comp factors: Stable borrower with 9 year employment, strong credit history and collateral.				04/02/2024	B	2	XXXX	SC	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107095	XXXX	XXXX	XXXX	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		SOF for two deposits into XXXX of XXXX, and $XXXX- since the $XXXX withdrawal went into XXXX for funds used to purchase subject.	Fed Wire source.			04/04/2024			A	1	XXXX	AZ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107095	XXXX	XXXX	XXXX	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		SOF for $XXXX deposit into JXXXX- confirming no additional debt has occurred.	Trade and Investment Activity			04/04/2024			A	1	XXXX	AZ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107095	XXXX	XXXX	XXXX	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		SOF for $XXXX into XXXX- confirming no additional debt has occurred.	Transfer from savings #XXXX			04/04/2024			A	1	XXXX	AZ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107191	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			05/03/2024			A	1	XXXX	VT	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107191	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Need the initial CD and proof it was rec'd at least 3 days prior to closing date of XXXX	Information provided			05/03/2024			A	1	XXXX	VT	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107191	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Sr Management approval required for Rural property	Approved by Sr. Management per Loan Approval		Client 05/06/2024 10:47 AM; Hi, this is addressed on the loan summary and approval document. Thanks. Reviewer 05/06/2024 11:23 AM; Condition has been reviewed. Thank you	05/06/2024			A	1	XXXX	VT	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107111	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		PITIA for other REO Need evidence of PITIA for Second Home located at XXXX. Unable to determine if the Mortgage on the Credit Report for XXXX is inclusive of Taxes, Insurance and HOA Dues			Reviewer 03/28/2024 07:55 AM; Confirm Mortgage payment with XXXX includes full escrows for second home	03/29/2024			A	1	XXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107102	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing Letter from issuer of the Co-borrowers annuity stating amount of withdrawal, duration and balance.	Annuity Option Agreement provided.			04/04/2024			A	1	XXXX	FL	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107102	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - 2yr Employment history not verified		The borrowers do not have 2 years of self-employment.		The exception was granted for less than 2 years self-employment with the following compensating factors: In file since XXXX, assets after close =$XXXX, Residual income is XXXX; good job time; good residence time; good previous mortgage history.				04/02/2024	B	2	XXXX	FL	3	1	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107171	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employment status required		Satisfactory evidenced of 100% ownership of XXXX (SOS provided did not provide ownership information)	Received			04/29/2024			A	1	XXXX	AZ	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107137	XXXX	XXXX	XXXX	Credit	Appraisal		Appraisal - Compliance \ Appraisal - Evidence that Borrower(s) was provided a copy of the appraisal report on the subject property no less than 3 days prior to closing OR evidence that Borrower(s) waived the 3 day requirement at least 3 days prior to closing. If thi			Information provided			04/11/2024			A	1	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107137	XXXX	XXXX	XXXX	Credit	Note		Note - Compliance \ Note - POA must be executed, signed and notarized		Missing page 2 of POA. Please provide all pages of POV	Information provided			04/11/2024			A	1	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107137	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Max LTV permitted for NPRA is 75% Deviation Request- Allow for 80% LTV on NPRA		Compensating Factors- Good credit, good residual income and low DTI				04/11/2024	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107136	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Payment shock is over 3.0.		Comp factors: FICO 762, Strong credit, Assets after close $XXXX, high residual income $XXXX				04/02/2024	B	2	XXXX	FL	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107136	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		First time homebuyers require 24 months housing history		Comp factors: FICO 762, Strong credit, Assets after close $XXXX, high residual income $XXXX				04/02/2024	B	2	XXXX	FL	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107116	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		FC 36 months / SS 24 months required for program. Used surrender date of XXXX versus the settled date of XXXX		Compensating Factors: In file since XXXX; Assets after close $XXXX; Residual $XXXX; good job time; good previous mortgage history & rent history.				04/01/2024	B	2	XXXX	AZ	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107116	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Max Pay shock of 3x		Compensating Factors: In file since XXXX; Assets after close $XXXX; Residual $XXXX; good job time; good previous mortgage history & rent history.				04/01/2024	B	2	XXXX	AZ	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107104	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		720 score required for first time investor.		Compensating Factors: Strong residual of XXXX; Excellent reserves of over $XXXX; Excellent rent history.				04/23/2024	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107170	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Non-warrantable condo must have 600 sqft		Comp factors: 70% LTV, 701 FICO with well paid mortgage history, strong collateral in desirable area				04/16/2024	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107170	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Condo project has less than 10% reserves		Comp factors: 70% LTV, 701 FICO with well paid mortgage history, strong collateral in desirable area				04/17/2024	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107155	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Litigation on subject property.		Compensating Factors: 80% LTV; 726 Mid FICO with well paid mortgage history; Residual income $XXXX.				04/24/2024	B	2	XXXX	FL	3	1	C	B	A	A	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107105	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Supply missing bank statement from XXXX from XXXX	received			04/11/2024			A	1	XXXX	CT	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107105	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Clearer copy of Two Bank Statement worksheet(s) for accounts XXXX with 100% ownership and 85% EF confirming $XXXX & XXXX monthly income	Bank statement work sheet for #XXXX provided.		Reviewer 04/10/2024 06:29 AM; Bank statement work sheet for #XXXX was provided. Provide Bank statement work sheet for #XXXX.	04/10/2024			A	1	XXXX	CT	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107105	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory verification of rents from sale of departing residence on XXXX to present.				04/10/2024			A	1	XXXX	CT	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107113	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Mortgage history 0x30x12		Compensating Factors: Mid FICO: Borrower 817, Co-borrower 711; Credit depth of 26 years; Never had any late payments with 26 year depth; All mortgages paid as agreed				04/10/2024	B	2	XXXX	UT	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107192	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employment status required		Satisfactory evidence XXXX is 100% owner of XXXX (SOS provided evidenced business is active, however not showing evidence of percentage of ownership)	document provided			05/03/2024			A	1	XXXX	WI	1	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107192	XXXX	XXXX	XXXX	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		3) Final 1003 reflects B2 Income XXXX. No Income should be utilized for co-borrower as no income documentation is in the file for this borrower	final loan approval removed co borrower income from ratios, stated not verified.		Reviewer 05/03/2024 09:40 PM; Provide final 1003 for CB with no income	05/06/2024			A	1	XXXX	WI	1	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107192	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan Approval reflects B2 Income XXXX. No Income should be utilized for co-borrower as no income documentation is in the file for this borrower. Reason for DTI discrepancy from 21.999% to correct DTI of 41.125%	final loan approval removed co borrower income		Reviewer 05/03/2024 09:37 PM; Provide 1008 with correct income and DTI	05/06/2024			A	1	XXXX	WI	1	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107192	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum FICO for 12 month bank statement of 680 has not been met		Exception granted: Stable self employment since XXXX, Co borrower income not included in repayment, Satisfactory Credit depth of 12 years.				05/06/2024	B	2	XXXX	WI	1	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107192	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Expanded AA requires rental history reporting 0x30x12- borrowers pays cash, living with family.		Exception granted: Stable self employment since XXXX, Co borrower income not included in repayment, Satisfactory Credit depth of 12 years.				05/06/2024	B	2	XXXX	WI	1	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107153	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Sr. Management approval required on all Condotels.		Compensating Factors: Excellent collateral; high FICO (766); all consumer credit paid AA.				04/16/2024	B	2	XXXX	OR	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107109	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Condo >600 sq ft Deviation Request-Condo <600 sq. ft.		Compensating Factors- good cash down payment, 35% own funds, strong employment history that indicates stability and a likelihood of continued income flow job, mortgage reports 0x30x36 and 25 year credit depth.				04/26/2024	B	2	XXXX	CO	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107168	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			04/26/2024			A	1	XXXX	VA	1	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107168	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Need the initial CD and proof it was rec'd at least 3 days prior to closing date XXXX.	Information provided			04/26/2024			A	1	XXXX	VA	1	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107117	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		Minimum score of 660 required.		Compensating Factors: In file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107117	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - 2yr Employment history not verified		2 year job time required.		Compensating Factors: In file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107117	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Mortgage history required of 0x30x12		Compensating Factors: In file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107117	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Cash out must be for a business, commercial, or agricultural purpose.		Compensating Factors: In file since XXXX; assets after close XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107117	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		600 sqft minimum required for subject property.		exception approval received/ Compensating Factors: In file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/07/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107194	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Minimum 600 sqft required for subject property.		Exception approval received/ Compensating Factors: In file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/07/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107194	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		Minimums FICO 660 on Investor cash flow		Compensating Factors: in file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107194	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Mortgage history 0x30x12		Compensating Factors: in file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107194	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - 2yr Employment history not verified		2 years minimum job time required.		Compensating Factors: in file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107194	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Cash out being used towards the purchase of new OO primary residence. Guidelines require cash-out utilized for business purpose only.		Compensating Factors: in file since XXXX; assets after close $XXXX; Residual -$XXXX; good previous job time; good residence time; fair previous mortgage history.				05/03/2024	B	2	XXXX	HI	3	13	D	B	D	B	N/A	N/A	C	B		Exempt	1
XXXX	XXXX	XXXX	4350107158	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Condo Litigation Deviation Request- Condo Litigation approved by senior management.		Compensating Factors- 80% LTV, 746 mid fico with current mortgage well paid, strong collateral in desirable area with beach view.				05/07/2024	B	2	XXXX	FL	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107169	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide Aricles of Organization and Operating Agreement for XXXX, as required for properties vested in LLC.	received			05/07/2024			A	1	XXXX	CA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107169	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Payment shock > 3.0X		Comp factors: Credit file since XXXX, Assets after close exceeds $XXXX, high residual income, time in line of work, time in primary residence, experienced investor				05/06/2024	B	2	XXXX	CA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107169	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Borrower just started just XXXX. Previous income used to qualify.		Comp factors: Credit file since XXXX, Assets after close exceeds $XXXX, high residual income, time in line of work, time in primayt residence, experienced investor				05/06/2024	B	2	XXXX	CA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107101	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Expanded AA requires bankruptcy discharge of 3 years.		Compensating Factors: Stable residence 4 years; stable/professional employment 5+ years; good residual income.				05/06/2024	B	2	XXXX	RI	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107108	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		The condominium is in litigation.		The exception was granted for the condominium project in litigation with the following compensating factors: 60% LTV 783 FICO with well paid mortgage history, strong collateral in desirable area.				05/07/2024	B	2	XXXX	FL	2	1	C	B	A	A	A	A	C	B		Non-QM	1
XXXX	XXXX	XXXX	4350107197	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Maximum loan amount for FN program of $XXXX has not been met with $XXXX loan amount.		Exception granted: Assets over $XXXX after closing, High Residual income XXXX. good job stability, good previous mortgage history, additional income from third borrower not being used in repayment				05/07/2024	B	2	XXXX	CA	2	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107197	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Supply satisfactory evidence primary housing of XXXX includes escrows.	Impounds or escrows are not required on FN properties.		Client 05/08/2024 11:58 AM; Reflected on Credit Report as XXXX XXXX. Reviewer 05/08/2024 01:17 PM; Supply evidence the $XXXX is PITI (includes escrows). Reviewer 05/08/2024 01:18 PM; Supply evidence the $XXXX is PITI (includes escrows). Client 05/08/2024 04:22 PM; We do not require impounds or escrows on FN properties. Reviewer 05/09/2024 07:08 AM; Condition has been reviewed. Thank you	05/09/2024			A	1	XXXX	CA	2	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107197	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory evidence primary housing rental history for XXXX monthly has been satisfactory for past 12 months.	Impounds or escrows are not required on FN properties.		Client 05/08/2024 12:04 PM; Did not request rental history because it would have been from a foreign source, we have 2-co-borrowers with good mortgage history and XXXX has a previous mortgage 0x30x12 (XXXX XXXX). Reviewer 05/08/2024 01:18 PM; Supply evidence the $XXXX is PITI (includes escrows). Reviewer 05/08/2024 01:27 PM; Condition has been reviewed. Thank you Client 05/08/2024 04:23 PM; We do not require impounds or escrows on FN properties. Thanks. Reviewer 05/09/2024 07:08 AM; Condition has been reviewed. Thank you	05/09/2024			A	1	XXXX	CA	2	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107197	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory evidence primary housing for XXXX includes escrows.	Not requested since the rental history would have been from a foreign source		Client 05/08/2024 11:59 AM; Reflected on Credit Report as XXXX XXXX. Reviewer 05/08/2024 01:18 PM; Supply evidence the $XXXX is PITI (includes escrows).	05/08/2024			A	1	XXXX	CA	2	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107157	XXXX	XXXX	XXXX	Compliance	Appraisal		Appraisal - Appraisal is Subject to Repairs – a certification as to the completion of repairs is required		Appraisal reflects Subject to repairs, please provide certificate of completion with full color photos for review.	Information provided			04/08/2024			A	1	XXXX	CA	3	3	C	A	A	A	C	A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107157	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal - Completion Certification		Missing completion report with colored photos.	received			04/08/2024			A	1	XXXX	CA	3	3	C	A	A	A	C	A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107157	XXXX	XXXX	XXXX	Compliance	Disclosure		Disclosure - Other:		Need the ARM booklet for Adjustable Rate Mortgages.	Information provided			03/27/2024			A	1	XXXX	CA	3	3	C	A	A	A	C	A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107118	XXXX	XXXX	XXXX	Credit	UW Credit	UW Credit - UW - Credit - Minimum FICO	Minimum FICO score of 700 required for P&L loan program.	Matrix XXXX provided	Reviewer 03/25/2024 07:12 PM; Disclosures provided support mid FICO of 681 (689,681,667)

 Client 03/26/2024 10:25 AM; Can you advise what the issue is regarding the FICO score? Please advise what is needed to clear this suspense.

 Reviewer 03/26/2024 10:36 AM; Guideline states P&L Only Available on XXXX only; Minium score 700, Max Loan Amount $XXXX, Max LTV 80% for Owner Occupied. Transaction was a 80% LTV owner occupied purchase, loan amount $XXXX  with a 681 score.

 Reviewer 03/26/2024 10:38 AM; Guideline states P&L Only Available on XXXX only; Minium score 700, Max Loan Amount $XXXX, Max LTV 80% for Owner Occupied. Transaction was a 80% LTV owner occupied purchase, loan amount $XXXX  with a 681 score. Thank you

 Client 04/11/2024 12:41 PM; Per UW, for XXXX Plus Alt Doc programs, the minimum fico score can be 660. Please advise.

 Reviewer 04/11/2024 01:30 PM; Per XXXX Credit Matrix-Alternative Income Documentation dated 1/4/2024 Page #3 P&L Only 700 Minimum Credit Score. Matrix dated 10/19/2023 allows 660 FICO. Provide  which Matrix was used to underwrite the loan. Closed XXXX

 Reviewer 04/11/2024 01:30 PM; Hello, Per XXXX Credit Matrix-Alternative Income Documentation dated 1/4/2024 Page #3 P&L Only 700 Minimum Credit Score. Matrix dated 10/19/2023 allows 660 FICO. Provide  which Matrix was used to underwrite the loan. Closed XXXX. Thank you

																04/12/2024			A	1	XXXX	TX	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107125	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Unscored fraud report not acceptable. Provide fraud report with all high and medium alerts cleared.	XXXX provided. Alerts addressed on the 1008.			03/27/2024			A	1	XXXX	CA	1	1	C	A	C	A	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107166	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.						04/01/2024			A	1	XXXX	TX	1	1	C	B	C	B	C	A	C	A		Non-QM	1
XXXX	XXXX	XXXX	4350107166	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Loan is failing 0% tolerance for increase in Points on the final CD. There is a COC dated XXXX that gives an explanation as to why these points increased, however, there is no revised CD that was issued within 3 days of this COC. Violation amount is $XXXX. Need a PCCD with cure, lox to borrower, proof of refund, and evidence of payment shipped, all within 60 days of consummation.			Client 03/29/2024 01:51 PM; Please note that the revised CD dated on XXXX was not included in XXXX due to a shipping error. Revised CD has been uploaded. Reviewer 03/29/2024 01:58 PM; Reviewer 04/01/2024 07:17 AM; Hello&#x0D; The CD had been reviewed and the deficiency has been cleared.&#x0D; &#x0D; Thanks&#x0D; XXXX	04/01/2024			A	1	XXXX	TX	1	1	C	B	C	B	C	A	C	A		Non-QM	1
XXXX	XXXX	XXXX	4350107166	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Title and appraiser noted sellers transferred deed XXXX3-making flipping rules apply with contract date XXXX Flipping rules require a second appraisal if sellers transferred within 90 days, and new sales price increased more than 10% - satisfactory evidence of sales price not exceeding 10% or second appraisal required.	Current owner is the same as the previous owner, just transferred under a different company name. Property profile provided.		Client 04/01/2024 06:40 PM; Per UW: This was not a flip the current owner is the same as the previous owner, just transferred under a different company name. Still XXXX for Rent. Property profile for supporting documentation has been uploaded Reviewer 04/02/2024 06:48 AM; Condition has been reviewed. Thank you	04/01/2024			A	1	XXXX	TX	1	1	C	B	C	B	C	A	C	A		Non-QM	1
XXXX	XXXX	XXXX	4350107166	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Supply satisfactory Rent Free letter from property owner.	Rent Free Letter provided.			04/01/2024			A	1	XXXX	TX	1	1	C	B	C	B	C	A	C	A		Non-QM	1
XXXX	XXXX	XXXX	4350107166	XXXX	XXXX	XXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Borrower with no primary housing expense requires 10% of own funds into transaction. $XXXX to be documented into transaction from borrower funds (CD evidenced gifts of $XXXX- borrower funds $XXXX)		Exception provided allowing borrower own funds less than 10% with gift with no prior housing. Compensating Factors: Higher residual income, FICO score above 20 points from minimum score requirement.				04/01/2024	B	2	XXXX	TX	1	1	C	B	C	B	C	A	C	A		Non-QM	1
XXXX	XXXX	XXXX	4350107107	XXXX	XXXX	XXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.						03/28/2024			A	1	XXXX	CA	1	1	C	A	C	A	A	A	C	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107107	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing verification that the borrower's business XXXX. has a 2-year operating history.				03/28/2024			A	1	XXXX	CA	1	1	C	A	C	A	A	A	C	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107119	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Legible report/photos required		Color photos for all appraisals are required.	received		Client 04/18/2024 02:50 PM; Please disregard the appraisal uploaded. Reviewer 04/18/2024 04:01 PM; Second appraisal dated XXXX by XXXX did not contain colored photos. Reviewer 04/18/2024 04:05 PM; Second appraisal dated XXXX by XXXX did not contain colored photos.Thank you	04/18/2024			A	1	XXXX	CA	1	1	D	A	A	A	A	A	D	A		Non-QM	1
XXXX	XXXX	XXXX	4350107179	XXXX	XXXX	XXXX	Credit	UW Qualifications	UW Qualifications - UW – Exception needed	Max LTV 80%. Borrower has a chapter 13 dismissed XXXX. Per guidelines, BK seasoning on a dismissed chapter 13 will be determined by the dismissal date. Max LTV for BK > 2 years and < 3 years - 80%.	Over 3 years dismissal.	Client 03/21/2024 05:34 PM; This condition is not valid, there are no bankruptcy on the record.

 Reviewer 03/22/2024 07:03 AM; Fraud Report reflects High Alert: for Borrower has filed one or more bankruptcies in the past seven years. Also, the credit report reflects Public Records Docket #XXXX Dismissed/Closed Ch 13. Thank you

 Client 03/22/2024 02:57 PM; as per fraud report their is bankruptcy &gt;7 years. all the release docs has been sent to investor. we have already submitted Credit supplement that suffice this condition. as borrower the bankrupt over 7 years you can verify from the docs (Lean release docs) as per the docs2014,2019 & 2023. Please review the Lean release docs and verify as borrower bankrupt from past 7-9 years already. this condition should need to waived as per above summited docs.  docs already summi

 Reviewer 03/22/2024 04:35 PM; Filing Date was more than 7 years, Dismissal date was 4.9 years. Guideline Chapter 13 exit date will be used for a dismissal. Thank you

 Client 03/25/2024 11:48 AM; We closed the loan XXXX. This is over the 3 years per their Matix and what you state above. The guideline reads that a BK greater that 2 years and less than 3 years would be a max of 80% LTV.  If you are using XXXX days that puts us at 3 year and 11 months from the disposition date showing Dismissed. Am I overlooking something here?

 Reviewer 03/25/2024 12:12 PM; Condition has been reviewed. Thank you

																03/25/2024			A	1	XXXX	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107176	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing the approval from the original package. May result in additional deficiencies.	Approval provided			03/18/2024			A	1	XXXX	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107177	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		satisfactory evidence CPA letter is dated XXXX	Provided supports 50% ownership and 30% expense factor.			03/18/2024			A	1	XXXX	FL	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107177	XXXX	XXXX	XXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Provide satisfactory evidenceXXXX printout dated XXXX with ending balance of XXXX is account number ending XXXX	Print out provided.			03/18/2024			A	1	XXXX	FL	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107163	XXXX	XXXX	XXXX	Credit	Closing Package		Closing Package -		Missing Business Purpose Affidavit	Information provided			04/23/2024			A	1	XXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350107103	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Provide Fraud report with all High and Medium alerts clear.	Alerts have been cleared.			04/23/2024			A	1	XXXX	CA	1	3	D	A	D	A	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107103	XXXX	XXXX	XXXX	Credit	UW Other		UW Other - UW - Title Commitment is missing or requires correction.		Title supplement provided is less than loan amount. Provide Title supplement equal to or great than the Note amount.	Financing Amendment (XXXX) provided.			04/23/2024			A	1	XXXX	CA	1	3	D	A	D	A	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107161	XXXX	XXXX	XXXX	Compliance	Appraisal		Appraisal - Other:		Appraisal reflects an incorrect county. Please provide updated Appraisal that reflects XXXX county per legal description.	Information provided			04/24/2024			A	1	XXXX	TN	1	1	C	A	C	A	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107161	XXXX	XXXX	XXXX	Compliance	Note		Note - Other:		Please provide updated note that reflects the correct P&I. Note should reflect XXXX	Information provided			04/24/2024			A	1	XXXX	TN	1	1	C	A	C	A	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107161	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - IRS Transcripts required		1040 transcripts for 2022	received			04/29/2024			A	1	XXXX	TN	1	1	C	A	C	A	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107161	XXXX	XXXX	XXXX	Credit	Closing Package		Closing Package - First Payment Letter Other		Need corrected first payment letter reflecting the correct P&I amount of $XXXX	Information provided			04/29/2024			A	1	XXXX	TN	1	1	C	A	C	A	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	XXXX	XXXX	4350107173	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Final application to supply home and work phone numbers				03/12/2024			A	1	XXXX	CA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107173	XXXX	XXXX	XXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		satisfactory second evaluation required	Acceptable CDA provided.			03/01/2024			A	1	XXXX	CA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107173	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan Decision letter item #20 was not located "Final executed 1008/Loan approval and fully executed final 1003 required"-to match loan decision letter	LDL Recommendation date XXXX reflects rate of 9.125%.		Reviewer 03/12/2024 10:46 PM; The LDL reflects note rate of 8.5% and the XXXX and 1008 reflect the rate of 9.125%	03/13/2024			A	1	XXXX	CA	3	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107178	XXXX	XXXX	XXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		no CU scores provided, satisfactory second evaluation required	FNMA CU Score 1.			03/18/2024			A	1	XXXX	FL	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107178	XXXX	XXXX	XXXX	Credit	Closing Package		Closing Package -		File is missing images of the Business Purpose Affidavit, please provide for review.			Client 03/18/2024 04:07 PM; Form is uploaded. Please review ASAP and move to purchasing Reviewer 03/18/2024 04:51 PM; Reviewer 03/19/2024 02:52 PM; Hello&#x0D; The compliance deficiencies have been cleared.&#x0D; &#x0D; Thanks&#x0D; XXXX	03/19/2024			A	1	XXXX	FL	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107178	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Final CD matching CTC LDL Item#9"The following liabilities are required to be paid off at closing [ XXXX][ XXXX ] if any loan is a HELOC, it must be permanently closed"	HUD provided.		Client 03/20/2024 01:08 PM; Reviewer 03/20/2024 02:36 PM; Condition has been reviewed. Thank you	03/20/2024			A	1	XXXX	FL	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107178	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		LDL item #15 not located"Final executed 1008/Loan Approval and fully executed final 1003 required."	1008 provided. The 1003 was included in the 96-page signed loan docs.			03/20/2024			A	1	XXXX	FL	3	13	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	XXXX	XXXX	4350107112	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Satisfactory rental history for borrower past 12 months supporting 0x30x12	VOR provided.			02/14/2024			A	1	XXXX	MA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107112	XXXX	XXXX	XXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Seller concession of $XXXX exceeds total closing costs of $XXXX	Exception allowed for seller credits exceeding closing cost with the following compensating factors: FICO score above program minimum by 20 points or higher, Residual Income, Job stability, just short of 5 years.	Client 02/13/2024 05:07 PM; Upon review, the borrower brought in over XXXX to close this loan. Even though the seller credits are XXXX, the borrower did bring in their own funds. Can this explanation be sufficient to waive this condition?

 Reviewer 02/14/2024 08:24 AM; Seller concession cannot exceed Closing costs.  Consequently, the value of the concession to be deducted from sales price and LTV ratios for eligibility purposes.

 Reviewer 02/14/2024 08:33 AM; Follow-up comment added to condition Thank you

 Client 02/14/2024 01:56 PM; Can you clarify what the total closing costs are? The condition states it is $XXXX, however there are tax prorations of $XXXX which will total the amount to $XXXX. Can you advise which is considered as total closing costs?

 Reviewer 02/14/2024 02:15 PM; $XXXX

 Reviewer 02/14/2024 02:16 PM; XXXX. Thank you

 Client 02/14/2024 02:48 PM; The difference between the seller credit and the total costs is $XXXX. If we were to deduct this amount to the sales price and readjust the DTI, what would Evolve need document wise to clear this condition? Can you please provide me a list of documents that will need to show an updated sales price?

 Reviewer 02/14/2024 03:19 PM; Provide an Amended contract ($XXXX) 1008, Loan Approval and possibly an Exception if the LTV exceeds the guideline max.

 Reviewer 02/14/2024 03:19 PM; Amended contract, 1008, Loan Approval and possibly an Exception if the LTV exceeds the guideline max. Thank you

 Client 02/15/2024 02:09 PM; Is it possible to not have to deduct the difference of the seller credit/closing costs to the purchase price and have the remaining $XXXX be issued as a lender credit to clear this condition?

 Reviewer 02/16/2024 09:35 AM; Hello, Lender credit still benefits the borrower. Thank you

 Client 02/20/2024 11:11 AM; To confirm, if we amend the sales price to $XXXX and provide an amended contract to lower the seller credit, the borrower will not have to bring in the difference of $XXXX correct?

 Client 02/20/2024 06:41 PM; Please disregard my previous comment! I was able to work it out on my own.

 Reviewer 02/20/2024 06:58 PM; Sorry for the delay. I was waiting for some additional advice. Thank you

 Reviewer 02/20/2024 06:59 PM; Sorry for the delay. I was waiting for some additional advice. Thank you

 Client 02/28/2024 05:01 PM; We are having trouble with title/seller agent changing the sales prices as they deem this loan to be considered as closed. Would Evolve accept only an updated Closing Disclosure, 1008, and UW Approval?

															Reviewer 02/29/2024 06:38 AM; Please provide the required documents or an exception. Thank you			03/26/2024	B	2	XXXX	MA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350107112	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Updated corrected final loan approval/transmittal with debts of borrower to be included in DTI.	received		Reviewer 03/26/2024 04:40 PM;	03/26/2024			A	1	XXXX	MA	1	1	C	B	C	B	A	A	A	A		Non-QM	1